GOTHAM TOTAL RETURN FUND

Portfolio of Investments

June 30, 2020

(Unaudited)

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.5%
Gotham Defensive Long 500 Fund	1,129,939	$12,949,102
Gotham Hedged Core Fund	315,861	3,373,395
Gotham Index Plus Fund	376,588	5,573,497
Gotham Neutral Fund*	466,476	4,305,577
Gotham Short Strategies Fund	146,849	1,133,674
Gotham Value Fund	83,195	1,024,130

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $27,235,176)		28,359,375

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		142,227

NET ASSETS - 100.0%		$28,501,602

(a)	All affiliated fund investments are in Institutional Class shares. The Schedule of Investments of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

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